Intangible assets, royalties and goodwill	12 Months Ended
Dec. 31, 2019
Intangible assets, royalties and goodwill [Abstract]
Intangible assets, royalties and goodwill
Note 9 – Intangible assets, royalties and goodwill

Intangible assets and royalties

The Company’s intangible assets as of December 31, 2019 consist of customer relationships and trade name acquired in the Halo Acquisition. The customer relationships and trade name are amortized over their estimated useful lives of 7 and 15 years respectively, using the straight-line method.

In April 2019, Better Choice Company entered into a licensing agreement with Authentic Brands and Elvis Presley Enterprises (“ABG”) whereby Better Choice was to sell newly developed hemp-derived CBD products that will be marketed under the Elvis Presley Houndog name.  The license agreement required an upfront equity payment of $1.0 million worth of common stock. Upon the May Acquisitions on May 6, 2019, the Company acquired the license agreement and recorded it at its amortized cost which approximated fair value.

As of December 31, 2019, the Company paid $0.6 million of the 2019-2020 agreed royalty payments. As there were no sales related to Houndog products during the year ended December 31, 2019, the Company determined that the minimum royalties paid during the year through December 31, 2019 should be expensed. The Houndog license agreement was terminated on January 13, 2020, see “Note 22 - Subsequent events.” The Company recognized amortization expense of $0.1 million and an impairment of the license intangible of $0.9 million as of and for the period ended December 31, 2019, respectively.

The Company’s intangible assets as of December 31, 2019 are as follows:

Dollars in thousands
		December 31, 2018	December 31, 2019
	Weighted- Average Remaining Useful Lives (in years)	Gross Carrying Amount	Additions	Adjustments	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
License	-	$-	$986	$(986)	$-	$-	$-
Customer relationships	7	-	7,500	-	7,500	(35)	7,465
Trade name	15	-	7,190	-	7,190	(14)	7,176
Total intangible assets		$-	$15,676	$(986)	$14,690	$(49)	$14,641

The Company did not have intangible assets or amortization expense during the year ended December 31, 2018.

The estimated future amortization of intangible assets over the remaining weighted average useful life of 10 years is as follows:

Dollars in thousands
Years ended December 31,
2020	$1,551
2021	1,551
2022	1,551
2023	1,551
2024	1,551
Thereafter	6,886
$14,641